April 29, 2022

Securities and Exchange Commission

Public Filing Desk

100 F Street, N.E.

Washington, D.C. 20549

Re:       Boston Trust Walden Funds; File Nos. 33-44964 and 811-6526

Ladies and Gentlemen:

This letter is being transmitted by means of electronic submission by Boston Trust Walden Funds (the "Trust"), pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), and Regulation S-T.

Pursuant to Rule 497(j) under the 1933 Act, and on behalf of the Trust, I hereby certify that the form of the Prospectus and Statement of Additional Information for the Trust that would have been filed pursuant to paragraph (c) of Rule 497 under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 175 to the Trust's registration statement on Form N-1A (the "Amendment"). The text of the Amendment was filed electronically with the Securities and Exchange Commission on April 22, 2022 (SEC accession number 0001104659-22-048774).

If you have any questions concerning this filing, please contact Michael V. Wible at (614) 469-3297 or Philip B. Sineneng at (614) 469-3217.

Very truly yours,

/s/ Jennifer A. English

Jennifer A. English
Secretary of the Trust